UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-02192

The Dreyfus Third Century Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6400

Date of fiscal year end:	05/31
Date of reporting period:	02/28/17

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Third Century Fund
February 28, 2017 (Unaudited)

Common Stocks - 99.1%	Shares		Value ($)
Banks - 3.8%
Bank of America	214,100		5,283,988
JPMorgan Chase & Co.	6,900		625,278
People's United Financial	316,600	[a]	6,078,720
			11,987,986
Capital Goods - 9.7%
3M	40,400		7,528,540
Cummins	24,600		3,652,854
General Electric	290,450		8,658,314
Ingersoll-Rand	9,600		761,856
Quanta Services	117,600	[b]	4,388,832
Rockwell Collins	51,100		4,884,649
United Rentals	2,600	[b]	332,878
			30,207,923
Consumer Durables & Apparel - 3.4%
NIKE, Cl. B	104,800		5,990,368
PVH	51,500		4,717,400
			10,707,768
Diversified Financials - 5.6%
BlackRock	13,400		5,191,964
Northern Trust	71,200		6,219,320
State Street	78,500		6,257,235
			17,668,519
Energy - 4.8%
Enbridge	117,047		4,898,409
Exxon Mobil	16,000		1,301,120
Hess	100,400		5,164,576
Phillips 66	21,900		1,712,361
TechnipFMC	63,300	[b]	2,045,856
			15,122,322
Food, Beverage & Tobacco - 7.0%
Archer-Daniels-Midland	105,800		4,969,426
Campbell Soup	85,200		5,056,620
General Mills	64,300		3,881,791
Kellogg	67,300		4,984,911

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 99.1% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 7.0% (continued)
PepsiCo	27,750		3,063,045
			21,955,793
Health Care Equipment & Services - 7.2%
AmerisourceBergen	57,950		5,303,005
Cardinal Health	62,700		5,101,899
Cigna	12,050		1,794,245
Edwards Lifesciences	34,200	[b]	3,216,168
Henry Schein	30,200	[b]	5,181,112
IDEXX Laboratories	14,400	[b]	2,087,136
			22,683,565
Household & Personal Products - 4.2%
Kimberly-Clark	44,900		5,951,495
Procter & Gamble	79,800		7,267,386
			13,218,881
Insurance - 3.3%
Marsh & McLennan Cos.	75,600		5,555,088
Prudential Financial	43,700		4,830,598
			10,385,686
Materials - 1.8%
Ecolab	44,150		5,473,276
Media - 1.7%
Discovery Communications, Cl. A	8,000	[b]	230,080
Time Warner	26,000		2,553,460
Walt Disney	22,900		2,521,061
			5,304,601
Pharmaceuticals, Biotechnology & Life Sciences - 9.6%
AbbVie	7,600		469,984
Agilent Technologies	121,400		6,227,820
Biogen	18,750	[b]	5,411,250
Celgene	2,800	[b]	345,828
Johnson & Johnson	8,500		1,038,785
Merck & Co.	44,900		2,957,563
Mettler-Toledo International	6,200	[b]	2,952,564
Waters	36,950	[b]	5,726,880
Zoetis	92,100		4,909,851
			30,040,525
Retailing - 4.1%
Best Buy	117,500	[a]	5,185,275
Signet Jewelers	38,700	[a]	2,460,933

Common Stocks - 99.1% (continued)	Shares		Value ($)
Retailing - 4.1% (continued)
Tiffany & Co.	54,700	[a]	5,025,289
			12,671,497
Semiconductors & Semiconductor Equipment - 3.3%
Applied Materials	42,400		1,535,728
Intel	193,800		7,015,560
Texas Instruments	21,300		1,632,006
			10,183,294
Software & Services - 12.8%
Accenture, Cl. A	57,800		7,080,500
Alphabet, Cl. A	7,700	[b]	6,505,961
Alphabet, Cl. C	8,400	[b]	6,914,964
Facebook, Cl. A	45,200	[b]	6,126,408
LogMeIn	1		67
Microsoft	196,900		12,597,662
Teradata	31,000	[b]	964,100
			40,189,662
Technology Hardware & Equipment - 8.4%
Apple	50,075		6,859,774
Cisco Systems	8,825		301,639
Corning	106,100		2,929,421
Hewlett Packard Enterprise	218,900		4,995,298
HP	346,500		6,018,705
Motorola Solutions	67,000		5,290,990
			26,395,827
Transportation - 2.8%
Expeditors International of Washington	24,300		1,370,034
Norfolk Southern	47,700		5,773,131
Ryder System	21,100		1,606,765
			8,749,930
Utilities - 5.6%
Eversource Energy	82,400		4,833,584
Exelon	164,500		6,038,795
NextEra Energy	51,000		6,681,000
			17,553,379
Total Common Stocks (cost $255,469,531)			310,500,434
Other Investment - .8%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Government Plus Money Market Fund
(cost $2,548,935)	2,548,935	[c]	2,548,935

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - 1.2%
Registered Investment Company;
Dreyfus Institutional Preferred Money Market Fund, Hamilton Shares
(cost $3,833,508)	3,833,508 [c]	3,833,508
Total Investments (cost $261,851,974)	101.1%	316,882,877
Liabilities, Less Cash and Receivables	(1.1%)	(3,588,558)
Net Assets	100.0%	313,294,319

[a]

Security, or portion thereof, on loan. At February 28, 2017, the value of the fund’s securities on loan was $11,825,803 and the value of the collateral held by the fund was $12,705,542, consisting of cash collateral of $3,833,508 and U.S. Government & Agency securities valued at $8,872,034.

[b]	Non-income producing security.
[c]	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†	Value (%)
Software & Services	12.8
Capital Goods	9.7
Pharmaceuticals, Biotechnology & Life Sciences	9.6
Technology Hardware & Equipment	8.4
Health Care Equipment & Services	7.2
Food, Beverage & Tobacco	7.0
Diversified Financials	5.6
Utilities	5.6
Energy	4.8
Household & Personal Products	4.2
Retailing	4.1
Banks	3.8
Consumer Durables & Apparel	3.4
Insurance	3.3
Semiconductors & Semiconductor Equipment	3.3
Transportation	2.8
Money Market Investments	2.0
Materials	1.8
Media	1.7
101.1

† Based on net assets.
See notes to financial statements.

STATEMENT OF INVESTMENTS
Dreyfus Third Century Fund
February 28, 2017 (Unaudited)

The following is a summary of the inputs used as of February 28, 2017 in valuing the fund’s investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant	Level 3 -Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic Common
Stocks†	303,556,169	-	-	303,556,169
Equity Securities—
Foreign Common
Stocks†	6,944,265	-	-	6,944,265
Registered Investment
Companies	6,382,443	-	-	6,382,443

†	See Statement of Investments for additional detailed categorizations.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the"Service") approved by the Board Members ("Board").These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the

NOTES

benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Effective July 1, 2015, the fund adopted new accounting guidance under Accounting Standards Update No. 2014-11, which requires expanded disclosures related to financial assets pledged in secured financing transactions (such as securities lending) and the related contractual maturity terms of these secured transactions. The type of securities loaned for which cash collateral was received, is indicated in the Statement of Investments. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At February 28, 2017, accumulated net unrealized appreciation on investments was $55,030,903 consisting of $58,804,235 gross unrealized appreciation and $3,773,332 gross unrealized depreciation.

At February 28, 2017, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 13, 2017

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 13, 2017

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)